DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	May 01, 2024	May 06, 2022	Dec. 31, 2022
ENVE Composites LLC, Ogden, USA
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of revenue	1.00%
Suunto
Disclosure of analysis of single amount of discontinued operations [line items]
Consolidated cash and debt-free sales value, net of transaction costs		$ 18.3
Loss on sale of discontinued operations		$ 5.5	$ 5.5
Precor Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Final purchase price adjustment amount			$ 4.8